May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE: Gabelli Capital Series Funds, Inc. (the "Company") File Nos. 33-61254 and 811-0764
                  --------------------------------------------------
Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above named Company do not differ from those contained in Post-Effective Amendment No. 19 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2010 (Accession # 0000950123-10-041799).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 338-5183.


                                                     Very truly yours,


                                                     /s/ Thomas Clinton
                                                     ------------------
                                                     Thomas Clinton
                                                     Regulatory Administrator

cc:      B. Alpert
         R. Schwartz, Esq.
         A. Lonergan
         H. Robichaud